ACCOUNTS RECEIVABLE, NET (Details) - Nonrelated party - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 5,100,595	$ 6,065,656
Less: allowance for credit loss	(133,449)	(256,882)	$ (486,784)
Accounts receivable, net	$ 4,967,146	$ 5,808,774